Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share
Note 21: Earnings per share

Earnings per share have been calculated using the weighted average number of common shares outstanding during the year after deduction of the shares held as treasury stock. The dilutive effect of share-based compensation plans was calculated using the treasury stock method, whereby the proceeds received from the exercise of share-based awards are assumed to be used to repurchase outstanding shares, using the average market price of the Bank’s shares for the year. Numbers of shares are expressed in thousands.

During the year ended December 31, 2019, options to purchase an average of 0.2 million (December 31, 2018: 0.3 million, December 31, 2017: 0.9 million) common shares were outstanding. During the year ended December 31, 2019, the average number of outstanding awards of unvested common shares was 0.9 million (December 31, 2018: 0.9 million, December 31, 2017: 0.9 million). Only awards for which the sum of 1) the expense that will be recognized in the future (i.e., the unrecognized expense) and 2) its exercise price, if any, was lower than the average market price of the Bank‘s common shares were considered dilutive and, therefore, included in the computation of diluted earnings per share. An award's unrecognized expense is also considered to be the proceeds the employees would need to pay to purchase accelerated vesting of the awards. For purposes of calculating dilution, such proceeds are assumed to be used by the Bank to buy back common shares at the average market price. The weighted-average number of outstanding awards, net of the assumed weighted-average number of common shares bought back, is included in the number of diluted participating shares.

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Net income	177,075	195,184	153,252

Basic Earnings Per Share
Weighted average number of common shares issued	54,338	55,159	54,296
Weighted average number of common shares held as treasury stock	(1,166)	(213)	—
Weighted average number of common shares (in thousands)	53,172	54,946	54,296

Basic Earnings Per Share	3.33	3.55	2.82

Diluted Earnings Per Share
Weighted average number of common shares	53,172	54,946	54,296
Net dilution impact related to options to purchase common shares	118	223	561
Net dilution impact related to awards of unvested common shares	369	576	594
Weighted average number of diluted common shares (in thousands)	53,659	55,745	55,451

Diluted Earnings Per Share	3.30	3.50	2.76